ASSET RETIREMENT OBLIGATIONS	12 Months Ended
Dec. 31, 2014
ASSET RETIREMENT OBLIGATIONS
ASSET RETIREMENT OBLIGATIONS

18.ASSET RETIREMENT OBLIGATIONS

Included in ARO at December 31, 2014 was an amount of $21 million (2013 - $20 million) for the retirement of certain assets of the Fund which is estimated to be settled between 2016 and 2060. During the year ended December 31, 2014, the Company recognized ARO in the amount of $177 million. Of the amount, $74 million related to the decommissioning of certain portions of Line 6B of EEP’s Lakehead System and $103 million related to the Canadian and United States portions of the Line 3 Replacement Program targeted to be completed in 2017 whereby the Company will replace the existing Line 3 pipeline in Canada and the United States.

The liability for the expected cash flows as recognized in the financial statements reflected discount rates ranging from 4.6% to 8.1% (2013 - 8.1%). A reconciliation of movements in the Company’s ARO is as follows:

December 31,	2014	2013
(millions of Canadian dollars)
Obligations, beginning of year	24	23
Liabilities incurred	177	-
Liabilities settled	(24)	-
Foreign currency translation adjustment	5	-
Accretion expense	3	1
Obligations, end of year	185	24
Presented as follows:
Accounts payable and other (Note 15)	53	-
Other long-term liabilities (Note 17)	132	24
	185	24